Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2023
Property, plant and equipment
Schedule of property, plant and equipment

	June 30,
	2023	2022

	(In thousands of US Dollars)
Cost: Office equipment
Opening Balance at July 1	38	24
Additions	27	17
Exchange differences	(2)	(3)
Closing Balance at June 30	63	38
Accumulated depreciation: Office equipment
Opening Balance at July 1	(19)	(10)
Depreciation expense	(15)	(10)
Exchange differences	1	1
Closing Balance at June 30	(33)	(19)
Net book value as of June 30	30	19